Junior Subordinated Debt Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 3,192	$ 3,191
MetLife Inc $500M Maturing 2069 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	July 2009
Debt Instrument, Face Amount	500
Debt Instrument, Interest Rate Terms	10.75%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2039-08
Debt Instrument, Description of Variable Rate Basis	LIBOR + 7.548%
Debt Instrument, Basis Spread on Variable Rate	7.548%
Debt Instrument Maturity	August 2069
Debt Instrument, Principal Outstanding	500	500
MetLife Capital Trust X $750M Maturing 2068 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	April 2008
Debt Instrument, Face Amount	750
Debt Instrument, Interest Rate Terms	9.25%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2038-04
Debt Instrument, Description of Variable Rate Basis	LIBOR + 5.540%
Debt Instrument, Basis Spread on Variable Rate	5.54%
Debt Instrument Maturity	April 2068
Debt Instrument, Principal Outstanding	750	750
MetLife Capital Trust IV $700M Maturing 2067 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	December 2007
Debt Instrument, Face Amount	700
Debt Instrument, Interest Rate Terms	7.875%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2037-12
Debt Instrument, Description of Variable Rate Basis	LIBOR + 3.960%
Debt Instrument, Basis Spread on Variable Rate	3.96%
Debt Instrument Maturity	December 2067
Debt Instrument, Principal Outstanding	694	694
MetLife Inc $1,250M Maturing 2066 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	December 2006
Debt Instrument, Face Amount	1,250
Debt Instrument, Interest Rate Terms	6.40%
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2036-12
Debt Instrument, Description of Variable Rate Basis	LIBOR + 2.205%
Debt Instrument, Basis Spread on Variable Rate	2.205%
Debt Instrument Maturity	December 2066
Debt Instrument, Principal Outstanding	$ 1,248	$ 1,247